UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08601

                              Papp Focus Fund, Inc.
               (Exact name of registrant as specified in charter)

                        6225 North 24th Street, Suite 150
                                Phoenix, AZ 85016
               (Address of principal executive offices) (Zip Code)

Julie A. Hein                                   Stacy H. Winick
Papp Focus Fund, Inc.                           Bell, Boyd & Lloyd PLLC
6225 North 24th Street, Suite 150               1615 L Street, N.W., Suite 1200
Phoenix, AZ 85016                               Washington, DC  20036
                    (Name and address of agents for service)

Registrant's telephone number, including area code: (800) 421-4004

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO SHAREHOLDERS.

 [GRAPHIC OF MAN SITTING IN CHAIR]





                              PAPP FOCUS FUND, INC.
                                 A No-Load Fund

                               SEMI-ANNUAL REPORT

                                  June 30, 2003

                                                   Managed by:
                                                   L. Roy Papp & Associates, LLP
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   (602)956-1115 Local
                                                   (800)421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

                              PAPP FOCUS FUND, INC.

Dear Fellow Shareholder:


We are really pleased to be able to report some progress in the securities markets. Fortunately, the war with Iraq has been short, and the damage and loss of life has been far less severe than many had feared. Much work still needs to be done in Iraq and there will undoubtedly be additional losses. Since the rapid conclusion of the war, the U.S. securities markets have seen a good recovery.

During the first half of the year, the U.S. economy has continued to grow, but only at a relatively slow pace. Businesses continued to postpone practically any expenditure they could. Layoffs have continued, but the rate of layoffs seems to be declining a little bit. We continue to believe the events leading up to the war with Iraq, and the war itself, put the U.S. economy in a paralysis mode. Fortunately, we are seeing gradual signs of improvement.

We are pleased that the Federal Reserve has cut interest rates and kept money supply levels high. From a financial perspective, the tax cuts should also help the economy. As confidence and demand picks up, businesses should gradually resume spending and hiring. Most companies continue to report earnings in line with, or slightly better than, expectations. While few companies are seeing strong growth, most indicate that their businesses have at least stabilized and some are expressing cautious optimism. We expect to see continued improvement in this trend.

We believe that most of the companies that we own in the Fund are operating in line with, or a little bit ahead of, analysts' expectations. A few have experienced some temporary disappointments. Fortunately, we believe these are short-term in nature and that their core businesses and long-term strategies remain solid.

For the six months ended June 30, 2003, the Fund produced a total return of 9.3%, as compared to the Standard and Poor's 500 Index which was up 11.8%. As of July 22, 2003, the Fund was up 16.0% year-to-date, and the Standard and Poor's 500 is up 13.4%.

         Best regards,

/s/ L. Roy Papp

L. Roy Papp, Chairman

-------------------------------------------------------------------------------
I am sad to report that our beloved friend, long time partner, and officer of our Fund, Bob Mueller, passed away on July 22, 2003. We mourn his loss.

-------------------------------------------------------------------------------

The Fund's average annual total return for the one year and five year period ended June 30, 2003 and since inception is 0.35%, -3.18%, and -1.37%, as compared to 0.25%, -1.61%, and 0.02% for the Standard & Poor's 500 Stock Index over the same period. Performance shown reflects the effects of an expense reimbursement which improved results but performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. This Fund's performance is measured against that of the Standard & Poor's 500 Stock Index, an unmanaged, market-weighted index that includes stocks of 500 of the largest U.S. companies. The Fund's strategy of investing in a limited number of stocks may increase the volatility of the Fund's investment performance as compared to funds that invest in a larger number of stocks. If the stocks in which the Fund invests perform poorly, the Fund could incur greater losses than it might have had if it invested in a larger number of stocks.


-------------------------------------------------------------------------------------------------------------------------------
                                                 PAPP FOCUS FUND, INC.
                                          SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   JUNE 30, 2003
                                                    (UNAUDITED)

                                                                                     Number                  Fair
                              Common Stocks                                         of Shares                Value
------------------------------------------------------------------------        ---------------      --------------
FINANCIAL SERVICES (17.4%)
   American International Group
      (Major international insurance holding company)                               1,300                 $ 71,734
   Fiserv, Inc.
      (Provides data processing, information management, and
       outsourcing services to the financial services industry)                     2,350                   83,683
   State Street Corporation
      (Provider of U.S. and global securities custodial services)                   3,900                  153,660
                                                                                                     -------------
                                                                                                           309,077
                                                                                                     -------------


SEMICONDUCTORS & EQUIPMENT (17.4%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer of
       semiconductor manufacturing systems)                                         5,500                   87,230
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers,
       and memory chips)                                                            6,500                  135,096
   Linear Technology Corporation
      (Designer of high performance analog semiconductors)                          2,650                   85,357
                                                                                                     -------------
                                                                                                           307,683
                                                                                                     -------------
INVESTMENT MANAGEMENT (11.3%)
   T. Rowe Price Associates, Inc.
      (No-load mutual fund company)                                                 5,300                  200,075
                                                                                                     -------------


MEDICAL PRODUCTS (11.0%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                              2,400                  115,128
   Johnson & Johnson
      (Healthcare products)                                                         1,550                   80,135
                                                                                                     -------------
                                                                                                           195,263
                                                                                                     -------------

The description provided in parentheses of the investment is unaudited.
   *Non-income producing security
        The accompanying notes are an integral part of this financial statement.

                                       3




--------------------------------------------------------------------------------------------------------------------
                          PAPP FOCUS FUND, INC.
                    SCHEDULE OF PORTFOLIO INVESTMENTS
                              JUNE 30, 2003
                               (UNAUDITED)

                                                                                     Number                  Fair
                    Common Stocks (continued)                                       of Shares                Value
------------------------------------------------------------------------        ---------------      --------------
SOFTWARE (9.6%)
   Microsoft Corporation *
      (Personal computer software)                                                      6,600            $ 169,026
                                                                                                     -------------
BIOTECHNOLOGY (5.8%)
   Techne Corporation *
      (Producer of biotechnology products)                                              3,400              103,156
                                                                                                     -------------
INDUSTRIAL SERVICES (4.9%)
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                                            2,500               86,600
                                                                                                     -------------
ELECTRONIC EQUIPMENT (4.4%)
   Molex, Inc.
      (Supplier of interconnection products)                                            3,400               78,809
                                                                                                     -------------
FINANCIAL PROCESSING (4.4%)
   Automatic Data Processing, Inc.
      (Provider of computing and data processing services)                              2,300               77,878
                                                                                                     -------------
RETAILING  (4.4%)
   Wal-Mart Stores, Inc.
      (Discount retailer)                                                               1,450               77,821
                                                                                                     -------------
TELECOMMUNICATIONS (4.4%)
   Nokia Corporation
      (Manufacturer of wireless handsets)                                               4,700               77,221
                                                                                                     -------------

TOTAL COMMON STOCKS - 95.0%  (COST $1,649,989)                                                         $ 1,682,609
CASH AND OTHER ASSETS, LESS LIABILITIES - 5.0%                                                              87,984
                                                                                                     -------------
NET ASSETS - 100%                                                                                      $ 1,770,593
                                                                                                     =============

The description provided in parentheses of the investment is unaudited.
   *Non-income producing security
        The accompanying notes are an integral part of this financial statement.


                                        PAPP FOCUS FUND, INC.
                                 STATEMENT OF ASSETS AND LIABILITIES
                                            JUNE 30, 2003
                                             (Unaudited)

                                                ASSETS

Investment in securities, at fair value (cost $1,649,989) (Note 1)                         $ 1,682,609
Cash                                                                                            40,493
Dividends and interest receivable                                                                2,082
Receivable for investment securities sold                                                      124,150
                                                                                         -------------
           Total assets                                                                      1,849,334
                                                                                         -------------
                                             LIABILITIES


Accrued expenses                                                                                (3,297)
Payable for investment securities purchased                                                     82,038
                                                                                         -------------
           Total liabilities                                                                    78,741
                                                                                         -------------
             Net Assets                                                                    $ 1,770,593
                                                                                         =============

                                        ANALYSIS OF NET ASSETS


Paid-in capital                                                                              1,992,781
Accumulated undistributed net realized loss on investments sold                               (254,808)
Net unrealized appreciation on investments                                                      32,620
                                                                                         -------------
           Net assets applicable to Fund shares outstanding                                $ 1,770,593
                                                                                         =============



Fund shares outstanding                                                                        204,529
                                                                                         =============


Net Asset Value Per Share                                                                  $      8.66
                                                                                         =============
   (Based on 204,529 shares outstanding at June 30, 2003)





        The accompanying notes are an integral part of this financial statement.

                                       5




                                       PAPP FOCUS FUND, INC.
                                      STATEMENT OF OPERATIONS
                               FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                            (Unaudited)

INVESTMENT INCOME:
  Dividends                                                                                    $ 8,538
  Interest                                                                                         225
  Foreign taxes withheld                                                                          (214)
                                                                                         -------------
       Total investment income                                                                   8,549
                                                                                         -------------

EXPENSES:
  Management fee (Note 3)                                                                        8,199
  Filing fees                                                                                    6,106
  Legal fees                                                                                     4,357
  Custodial fees                                                                                 1,683
  Directors' attendance fees                                                                       600
  Transfer agent fees (Note 3)                                                                     280
  Auditing fees                                                                                    254
  Other fees                                                                                       267
                                                                                         -------------
       Total expenses                                                                           21,746


Less fees waived by adviser (Note 3)                                                           (11,495)
                                                                                         -------------
       Net expenses                                                                             10,251
                                                                                         -------------

Net investment loss                                                                             (1,702)
                                                                                         -------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Proceeds from sales of securities                                                              305,326
Cost of securities sold                                                                       (320,946)
                                                                                         -------------
     Net realized loss on investments sold                                                     (15,620)


Net change in unrealized appreciation on investments                                           171,116
                                                                                         -------------


Net realized and unrealized gain on investments                                                155,496
                                                                                         -------------


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:                                            $ 153,794
                                                                                         =============
        The accompanying notes are an integral part of this financial statement.


                                         PAPP FOCUS FUND, INC.
                                  STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND
                                   THE YEAR ENDED DECEMBER 31, 2002
                                              (UNAUDITED)

                                                                                         2003                    2002
                                                                                   ----------------        ---------------
FROM OPERATIONS:
Net investment loss                                                                     $ (1,702)               $ (7,359)
Net realized loss on investments sold                                                    (15,620)                (55,968)
Net change in unrealized appreciation on investments                                     171,116                (438,101)
                                                                                   ----------------        ---------------

          Increase/(decrease) in net assets resulting
          from operations                                                                153,794                (501,428)
                                                                                   ----------------        ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain on investment securities sold - prior year                                   -                       -
                                                                                   ----------------        ---------------

          Decrease in net assets resulting from
          distributions to shareholders                                                        -                       -
                                                                                   ----------------        ---------------

FROM SHAREHOLDER TRANSACTIONS:
Proceeds from sale of shares                                                                 225                  54,914
Net asset value of shares issued to shareholders
   in reinvestment of net realized gain on
   investment securities sold                                                                  -                       -
Payments for redemption of shares                                                        (65,440)               (263,995)
                                                                                   ----------------        ---------------

          Decrease in net assets resulting
          from shareholder transactions                                                  (65,215)               (209,081)
                                                                                   ----------------        ---------------
Total increase/(decrease) in net assets                                                   88,579                (710,509)

Net assets at beginning of the period                                                  1,682,014               2,392,523
                                                                                   ----------------        ---------------
Net assets at end of the period                                                      $ 1,770,593             $ 1,682,014
                                                                                   ================        ===============

      The accompanying notes are an integral part of these financial statements.

                              PAPP FOCUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1)      SIGNIFICANT ACCOUNTING POLICIES:

Papp Focus Fund, Inc. (the Fund) was incorporated on December 16, 1997 and is registered under the Investment Company Act of 1940 as an open-end, non-diversified management investment company. Operations of the Fund commenced on March 2, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of a relatively small number of companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

As of December 31, 2002, the capital loss carryovers noted below are available to offset future realized capital gains and thereby reduce future capital gains distributions.

             Expiration Date                        Amount

------------------------------------------    -------------------
December 31, 2009                                     $ (181,939)
December 31, 2010                                        (57,249)
                                              -------------------
      Total capital loss carryover                    $ (239,188)
                                              ===================


During the year ended December 31, 2002, the Fund's accumulated net investment losses that are not available deductions for tax purposes of $76,899 were reclassified to paid in capital.

(2)      DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

There were no significant differences between the book basis and tax basis of distributions for the year ended December 31, 2002.

(3)      TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $11,495 and $19,311 was required in 2003 and 2002, respectively. Additionally, the manager reimbursed the Fund $17,099 in 2002, for normal operating expenses. The Fund incurred fees of $280 and $1,246 in 2003 and 2002, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)      PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2003, purchase and sale transactions excluding short-term investments, were $228,228 and $305,326, respectively.

(5)      CAPITAL SHARE TRANSACTIONS:

At June 30, 2003, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                            Proceeds               Shares
                                       -------------------    ----------------
   Six months ended June 30, 2003
   Shares issued                                    $ 225                  27
   Distributions reinvested                             -                   -
   Shares redeemed                                (65,440)             (7,951)
                                       -------------------    ----------------
    Net decrease                                $ (65,215)             (7,924)
                                       ===================    ================

   Year ended December 31, 2002
   Shares issued                                 $ 54,914               7,119
   Shares redeemed                               (263,995)            (27,227)
                                       -------------------    ----------------
    Net decrease                               $ (209,081)            (20,108)
                                       ===================    ================


(6)      UNREALIZED APPRECIATION:

The U.S. Federal income tax basis of the Fund's investments at June 30, 2003, was $1,649,989, and net unrealized appreciation for U.S. Federal income tax purposes was $32,620, with gross unrealized gains on investments in which fair value exceeded cost totaled $224,161 and gross unrealized losses on investments in which cost exceeded fair value totaled $191,541.

(7)      SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the periods, divided by the weighted average of the daily net assets of the Fund.





                                             Six Months                                                              Period Ended
                                               Ended                 Years ended December 31,                         December 31,
                                         June 30, 2003        2002            2001             2000          1999          1998(A)
                                        ---------------  -------------- -------------- ----------------  ------------  -----------
Net asset value, beginning of period        $     7.92      $    10.29      $    12.35       $    13.41    $    13.33    $    10.00
Income from operations:
      Net investment loss                            -           (0.06)          (0.08)           (0.09)        (0.11)        (0.06)
      Net realized and unrealized
        gain/(loss)on investments                 0.74           (2.31)          (1.97)           (0.07)         0.19          3.39
                                        --------------    -------------   -------------     ------------   -----------   -----------
          Total from operations                   0.74           (2.37)          (2.05)           (0.16)         0.08          3.33

Less distributions from:
     Net realized gains                              -               -           (0.01)           (0.90)            -             -
                                         --------------  --------------  --------------       -----------  -----------    ----------
          Total distributions                        -               -           (0.01)           (0.90)            -             -
                                         --------------  --------------  --------------      -----------   -----------   -----------
Net asset value, end of period              $     8.66      $     7.92      $    10.29       $    12.35    $    13.41    $    13.33
                                        ==============  ==============  ============== ================  ============    ===========
          Total return                           9.34%         -23.03%         -16.61%           -1.28%         0.60%        33.30%
                                        ==============  ==============  ============== ================  ============    ===========
Ratios/Supplemental Data:

     Net assets, end of period              $1,770,593      $1,682,014      $2,392,523       $3,279,623    $3,951,395    $4,031,393
     Expenses to average net assets (B)          1.25%*          1.25%           1.25%            1.25%         1.25%         1.25%*
     Investment income to
         average net assets (C)                  1.03%*          0.86%           0.93%            0.72%         0.54%         0.70%
     Portfolio turnover rate                    14.35%*         15.04%          29.91%           45.72%        53.85%        50.37%


*Annualized

(A) From March 2, 1998 (date of commencement of operations) through December 31, 1998.
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 2.63%, 3.13%, 2.34%, 1.91%, 1.63%, and 1.38% for the period ended June 30, 2003 and for the years ended December 31, 2002, 2001, 2000, 1999, and 1998.
(C) Computed giving effect to investment adviser's expense limitation undertaking.

12

                              PAPP FOCUS FUND, INC.

                                    DIRECTORS

       James K. Ballinger                              Carolyn P. O'Malley
       Amy S. Clague                                   Harry A. Papp
       Julie A. Hein                                   L. Roy Papp
       Robert L. Mueller                               Rosellen C. Papp

                                    OFFICERS

       Chairman - L. Roy Papp                          President - Harry A. Papp

                                 VICE PRESIDENTS

       Russell A. Biehl                                Julie A. Hein
       Victoria S. Cavallero                           Robert L. Mueller
       Jane E. Couperus                                Rosellen C. Papp
       Jeffrey N. Edwards                              John L. Stull
       T. Kent Hardaway

                          SECRETARY - Robert L. Mueller
                          TREASURER - Rosellen C. Papp
                       ASSISTANT TREASURER - Julie A. Hein

                               INVESTMENT ADVISER
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                                  Compass Bank
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                    Telephone: (602) 956-1115, (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             Deloitte & Touche, LLP
                       2901 N. Central Avenue, Suite 1200
                                Phoenix, AZ 85012

                                  LEGAL COUNSEL
                             Bell, Boyd & Lloyd LLC
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. [Reserved]


ITEM 6. [Reserved]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [Reserved]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)        Not applicable.

(b)  (1)   Certifications pursuant to Rule 30a-2 under the Investment Company
           Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (b)(1)(i) and (b)(1)(ii)

     (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)(2)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Papp Focus Fund, Inc.

By:      /s/ Harry A. Papp
         Harry A. Papp
         President (Principal Executive Officer)
Date:    August 12, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Harry A. Papp
         Harry A. Papp
         President
         (Principal Executive Officer)
Date:    August 12, 2003

By:      /s/Rosellen C. Papp
         Rosellen C. Papp
         Vice President and Treasurer
         (Principal Financial Officer)
Date:    August 12, 2003